Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment, Net

	2021	2020
Equipment and software	$221	$218
Leasehold improvements	19	19
Furniture and fixtures	-	30
	240	267
Less accumulated depreciation	(233)	(237)
	$7	$30